Equity (Tables)	6 Months Ended
Jun. 30, 2015
Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2013	13,334	$7.50
Granted	361,442	3.72
Vested	(13,334)	7.50
Outstanding at June 30, 2014	361,442	$3.72
Granted	-	-
Vested	-	-
Outstanding at December 31, 2014	361,442	$3.72
Granted	731,590	2.29
Vested	(120,481)	3.72
Outstanding at June 30, 2015	972,551	$2.64